CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC VIEs and PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s subsidiaries are also required to set aside at least 10% of its net income based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in China, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Company.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

On January 8, 2014, the Company was incorporated in the Cayman Islands with one subscriber’s share allotted and issued at par value of HKD0.0001, representing 100% of the entire ordinary share of the Company. The shareholder as well as shareholder’s equity remained the same until the reorganization with Sincere Fame.

Condensed balance sheets

December 31,
2018
RMB

Assets

Cash and cash equivalents	319,807,618
Investments in subsidiaries	392,559,403

Total assets	712,367,021

Liabilities and shareholders' equity

Other operating liabilities	8,158,984

Total liabilities	8,158,984

Ordinary shares (3,800,000,000 shares authorized, 1 share with HKD0.0001 as par value and 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2017 and December 31, 2018, respectively)	916,743
Additional paid-in capital	705,422,445
Retained earnings	(5,672)
Accumulated other comprehensive income: Foreign currency translation adjustment	(2,125,479)

Total shareholders’ equity	704,208,037

Total liabilities and shareholders' equity	712,367,021

Condensed statements of comprehensive income

2018
RMB

Operating expenses
Administration Expense	(5,672)

Total operating expenses	(5,672)

Income before income tax	(5,672)

Net loss	(5,672)

Other comprehensive losses
Foreign currency translation adjustment	(2,125,479)

Comprehensive income	(2,131,151)

Condensed statements of cash flows

2018
RMB
Cash flows from operating activities:

Net loss	(5,672)
Other operating liabilities	7,311

Net cash provided by operating activities	1,639

Cash flows from financing activities:

Proceeds from initial public offering, net of offering cost paid of RMB51,967,702 in 2018	321,930,733

Net cash provided by financing activities	321,930,733

Net increase in cash and cash equivalents	321,932,372
Cash and cash equivalents at the beginning of year	-
Effect of exchange rate change on cash and cash equivalents	(2,124,754)

Cash and cash equivalents at the end of year	319,807,618